TRANSFERS TO OR FROM OTHER PLANS (Details) - EBP 016 - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
EBP, Description of Plan [Line Items]
Net assets available for benefits	$ 7,358,592,235	$ 389,046,495	$ 3,563,947,653	$ 2,994,533,624
Investment, Identifier [Axis]: Measurement Solutions Profit Sharing Plan
EBP, Description of Plan [Line Items]
Net assets available for benefits		1,620,510,205
Investment, Identifier [Axis]: National Instruments 401(k) Plan
EBP, Description of Plan [Line Items]
Net assets available for benefits		750,194,487
Investment, Identifier [Axis]: Profit Sharing Retirement Plan for Divisions and Subsidiaries of Emerson Electric Co.
EBP, Description of Plan [Line Items]
Net assets available for benefits		$ 569,105,975